Non-current assets held for sale and discontinued operations (Tables) - Discontinued operations: Unimos Shanghai [member]	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Cash Flow Information of Discontinued Operations
b)	The cash flow information of the discontinued operations is as follows:

	2016	2017
	NT$000	NT$000
Net cash used in operating activities	(1,109,029)	(109,079)
Net cash used in investing activities	(1,331,564)	(272,925)
Net cash generated from financing activities	1,463,664	461,312
Effect of foreign exchange rate changes	(61,336)	(19,874)

Net increase (decrease) in cash and cash equivalents	(1,038,265)	59,434

Assets, Liabilities and Equity of Disposal Group Classified as Held for Sale
c)	Equity of disposal group classified as amounts recognized in other comprehensive income and accumulated in equity relating to non-current assets held for sale :

December 31,
2016
NT$000
Foreign currency translation reserve	287,645

Cumulative Income or Expense Recognized in Other Comprehensive Income Relating to Disposal Group Classified as Held for Sale
d)	Cumulative income or expense recognized in other comprehensive income relating to disposal group classified as held for sale:

	2016	2017
	NT$000	NT$000
Exchange differences on translation of foreign operations	(195,972)	(287,645)

Results of Discontinued Operations
e)	The results of discontinued operations are as follows:

	2016	2017
	NT$000	NT$000
Revenue	1,005,166	227,095
Cost of revenue	(986,004)	(195,078)
Operating expenses	(179,178)	(58,840)
Other operating income (expenses), net	13,753	1,429
Non-operating income (expenses), net	24,158	(2,887)

Loss from discontinued operations before income tax	(122,105)	(28,281)
Income tax expense	—	—

Loss from discontinued operations after income tax	(122,105)	(28,281)
Gain on disposal of discontinued operations	—	1,843,234

Profit (loss) from discontinued operations	(122,105)	1,814,953

Discontinued operations’ revenue is mainly from the segments of testing and assembly.